Significant Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Significant Events After the Reporting Period [Abstract]
SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD

NOTE 25 - SIGNIFICANT EVENTS AFTER THE REPORTING PERIOD

On February 13, 2026, the Company’s Board of Directors authorized a share repurchase program of up to $100 million (the “Share Repurchase Program”).

On February 19, 2026, the Company entered into an accelerated share repurchase transaction with Citibank N.A. to repurchase an aggregate of $50 million of Class A Common Shares under the Share Repurchase Program.

From December 31, 2025, up to the date of signing the financial statements, the Company repurchased an additional $39.1 million through share buyback transactions in the open market.